PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 10 — PROPERTY, PLANT AND EQUIPMENT

a) Summary of changes in property, plant and equipment:

				Property, plant and
		Machines, equipment,	Data electronic	equipment under
Cost of the property, plant, and equipment	Land and buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2017	9,483,753	30,633,880	762,074	1,762,648	1,359,244	44,001,599
Additions	2,028	124,136	1,770	687,019	58,376	873,329
Capitalized interest	—	—	—	44,260	—	44,260
Transfers	700,318	716,685	19,340	(1,440,183)	3,840	—
Disposals	(157,625)	(232,771)	(12,963)	(60,151)	(49,962)	(513,472)
Loss of control by selling of subsidiary	(119,928)	(900,840)	(16,426)	(1,382)	(53,129)	(1,091,705)
Impairment	(10,063)	(255,293)	—	—	(13)	(265,369)
Transfer to assets held for sale	(1,013,466)	(2,734,923)	(53,315)	(107,677)	(171,404)	(4,080,785)
Foreign exchange effect	200,681	665,730	11,158	66,146	28,745	972,460
Balances as of December 31, 2017	9,085,698	28,016,604	711,638	950,680	1,175,697	39,940,317
Additions	13,739	66,764	11,811	983,519	119,101	1,194,934
Capitalized interest	—	—	—	23,999	—	23,999
Transfers	140,334	802,664	457	(949,888)	6,433	—
Disposals	(45,290)	(285,860)	(5,641)	(3,352)	(9,606)	(349,749)
Transfer to assets held for sale	(784,464)	(749,425)	(14,914)	(49,579)	(300,618)	(1,899,000)
Effects of IAS 29 adoption	—	699,724	—	—	—	699,724
Foreign exchange effect	290,732	1,058,527	49,727	65,868	(2,893)	1,461,961
Balances as of December 31, 2018	8,700,749	29,608,998	753,078	1,021,247	988,114	41,072,186
Additions	28,449	76,756	13,955	1,506,343	121,097	1,746,600
Capitalized interest	—	—	—	24,676	—	24,676
Transfers	115,452	884,161	24,037	(1,038,693)	15,043	—
Disposals	(54,699)	(165,139)	(1,890)	(40,314)	(105,643)	(367,685)
Foreign exchange effect	122,992	626,432	13,369	42,470	10,797	816,060
Balances as of December 31, 2019	8,912,943	31,031,208	802,549	1,515,729	1,029,408	43,291,837

				Property, plant and
		Machines, equipment,	Data electronic	equipment under
Accumulated depreciation	Land and buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2017	(3,898,671)	(19,604,579)	(649,642)	—	(496,816)	(24,649,708)
Depreciation	(343,373)	(1,361,561)	(40,915)	—	(61,506)	(1,807,355)
Transfers	(38,467)	25,886	(400)	—	12,981	—
Disposals	67,598	218,590	12,790	—	43,067	342,045
Loss of control by selling of subsidiary	28,691	589,951	12,627	—	41,117	672,386
Transfer to assets held for sale	370,727	1,989,917	54,275	—	95,350	2,510,269
Foreign exchange effect	(101,528)	(435,040)	(10,969)	—	(16,675)	(564,212)
Balances as of December 31, 2017	(3,915,023)	(18,576,836)	(622,234)	—	(382,482)	(23,496,575)
Depreciation	(291,315)	(1,128,138)	(34,814)	—	(130,611)	(1,584,878)
Transfers	18,341	5,234	158	—	(23,733)	—
Disposals	29,944	258,609	2,609	—	7,970	299,132
Transfer to assets held for sale	105,787	286,204	11,667	—	234,271	637,929
Effects of IAS 29 adoption	—	(265,654)	—	—	—	(265,654)
Foreign exchange effect	(129,539)	(946,240)	(44,332)	—	4,452	(1,115,659)
Balances as of December 31, 2018	(4,181,805)	(20,366,821)	(686,946)	—	(290,133)	(25,525,705)
Depreciation	(295,615)	(1,136,040)	(33,143)	—	(112,384)	(1,577,182)
Transfers	—	(20)	—	—	20	—
Disposals	38,826	145,019	1,818	—	105,272	290,935
Foreign exchange effect	(74,868)	(483,549)	(12,151)	—	(7,824)	(578,392)
Balances as of December 31, 2019	(4,513,462)	(21,841,411)	(730,422)	—	(305,049)	(27,390,344)

Net property, plant and equipment
Balances as of December 31, 2017	5,170,675	9,439,768	89,404	950,680	793,215	16,443,742
Balances as of December 31, 2018	4,518,944	9,242,177	66,132	1,021,247	697,981	15,546,481
Balances as of December 31, 2019	4,399,481	9,189,797	72,127	1,515,729	724,359	15,901,493

The average rate of capitalized interest in 2019 was 6.0%  (5.7% in 2018 and 6.6% in 2017).

The following useful lives are used to calculate depreciation:

Useful lives of property,
plant and equipment
Buildings	20 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years

b) Guarantees — property, plant and equipment have been pledged as collateral for loans and financing in the amount of R$ 0 as of December 31, 2019 (R$ 90,463 and R$ 609,116 as of December 31, 2018 and 2017, respectively).

c) Impairment of property, plant and equipment — At December 31, 2019, the carrying amount of items of property, plant and equipment for which an impairment loss has been recognized up to current year is R$ 124,761 for land, buildings and construction (R$ 126,790 as of December 31, 2018), R$ 504,287 for machines, equipment and installations (R$ 569,303 as of December 31, 2018), R$ 543,726 for Property, plant and equipment under construction (R$ 543,726 as of December 31, 2018).